Inventories	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Inventories
7.	Inventories
Inventories as of December 31, 2020 and 2021 are as follows:

(In millions of won)
	December 31, 2020		December 31, 2021
Finished goods	~~W~~	785,282	1,180,329
Work-in-process		733,071	1,202,548
Raw materials		491,432	786,739
Supplies		160,871	180,759

	~~W~~	2,170,656	3,350,375

For the years ended December 31, 2019, 2020 and 2021, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales are as follows:

(In millions of won)
	2019		2020	2021

Inventories recognized as cost of sales	~~W~~	21,607,240	21,626,339	24,572,939
Inventory write-downs		472,885	213,932	224,576
There were no significant reversals of inventory write-downs recognized during the years ended December 31, 2019, 2020 and 2021.